CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accounts payable and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Trade payables	$ 89.3	$ 89.1
Accrued liabilities	246.7	260.6
Employee related accrued liabilities	133.3	116.2
Total accounts payable and accrued liabilities	$ 469.3	$ 465.9